Dividends	12 Months Ended
Dec. 31, 2017
Dividends
Dividends

B6 Dividends

	2017		2016		2015
	Pence per share	£m	Pence per share	£m	Pence per share	£m

Dividends relating to reporting year:
First interim ordinary dividend	14.50p	375	12.93p	333	12.31p	315
Second interim ordinary dividend	32.50p	841	30.57p	789	26.47p	681
Special dividend			—	—	10.00p	257

Total	47.00p	1,216	43.50p	1,122	48.78p	1,253

Dividends paid in reporting year:
Current year first interim ordinary dividend	14.50p	373	12.93p	332	12.31p	315
Second interim ordinary dividend/ final ordinary dividend for prior year	30.57p	786	26.47p	679	25.74p	659
Special dividend	—	—	10.00p	256	—	—

Total	45.07p	1,159	49.40p	1,267	38.05p	974

Dividend per share

For the year ended 31 December 2016 the second interim ordinary dividend of 30.57 pence per ordinary share was paid to eligible shareholders on 19 May 2017. The 2017 first interim ordinary dividend of 14.50 pence per ordinary share was paid to eligible shareholders on 28 September 2017.

The second interim ordinary dividend for the year ended 31 December 2017 of 32.50 ordinary pence per share will be paid on 18 May 2018 in sterling to shareholders on the principal register and the Irish branch register at 6.00pm BST on 3 April 2018 (Record Date), and in Hong Kong dollars to shareholders on the Hong Kong branch register at 4.30pm Hong Kong time on the Record Date (HK Shareholders). Holders of US American Depositary Receipts (US Shareholders) will be paid their dividends in US dollars on or about 25 May 2018. The second interim ordinary dividend will be paid on or about 25 May 2018 in Singapore dollars to shareholders with shares standing to the credit of their securities accounts with The Central Depository (Pte) Limited (CDP) at 5.00pm Singapore time on the Record Date (SG Shareholders). The dividend payable to the HK Shareholders will be translated using the exchange rate quoted by the WM Company at the close of business on 13 March 2018. The exchange rate at which the dividend payable to the SG Shareholders will be translated into Singapore dollars, will be determined by CDP.

Shareholders on the principal register and Irish branch register will be able to participate in a Dividend Reinvestment Plan.